Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Reportable Segments	3
Total net book value of long-lived assets	$ 535,166	$ 559,587
Total net book value of intangible assets	54,511	57,284
Goodwill	$ 104,096	104,096
Oceangoing product tanker vessels
Number of vessels	6
River and estuary tanker
Number of vessels	1
Bunker Vessel
Number of vessels	1
Barge/Cabotage Business Segment
Total net book value of intangible assets	$ 14,196	15,970
Vessels
Total net book value of long-lived assets	329,341	343,128
Cabotage Business Segment
Goodwill	41,086
Barge Business Segment
Goodwill	40,868
Port Terminal Business Segment
Total net book value of long-lived assets	207,001	213,585
Total net book value of intangible assets	40,315	$ 41,314
Goodwill	$ 22,142
Dry port terminal operations
Number of Port Terminals	2
Dry port terminal operations | Agricultural and Forest Exports
Number of Port Terminals	1
Dry port terminal operations | Mineral-related Exports
Number of Port Terminals	1
Liquid port terminal operations
Number of Port Terminals	1